Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

(2) Fair Value Measurements

Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. Assets and liabilities are classified using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

Level 1—Unadjusted quoted prices for identical instruments traded in active markets.

Level 2—Observable market-based inputs or unobservable inputs corroborated by market data.

Level 3—Unobservable inputs reflecting management’s estimates and assumptions.

The following table shows the Company’s financial assets that are required to be measured at fair value on a recurring basis in our Consolidated Balance Sheets (in thousands):

	Fair Value Hierarchy	September 26, 2015	December 27, 2014
Other non-current assets:
2014 interest rate cap	Level 2	$1	$38
2015 interest rate cap	Level 2	$53	$—

The fair value of the interest rate caps are estimated using industry standard valuation models and market-based observable inputs, including interest rate curves. In addition, the fair value of the interest rate caps includes consideration of the counterparty’s non-performance risk.

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate fair value due to their short-term nature. Fair value of debt is determined on a non-recurring basis, which results are summarized as follows (in thousands):

	Fair Value Hierarchy	September 26, 2015		December 27, 2014
		Carrying Value	Fair Value	Carrying Value	Fair Value

Total debt obligations:
Senior Secured Term Loan Facility(1)	Level 3	$95,500	$95,500	$93,721	$94,443

(1)	The fair value of long-term debt was estimated using a discounted cash flow method based on a discount rate, reflecting the applicable credit spread.

The Company estimated the fair value of debt using prevailing market rates for debt of similar remaining maturities and credit risk for our revolving and term loan facilities.

In connection with purchase accounting, the Company made estimates of the fair value of its long-lived and intangible assets based upon assumptions related to the future cash flows, discount rates and asset lives utilizing currently available information, and in some cases, valuation results from independent valuation specialists (Level 3 determination of fair value). The Company also measures certain non-financial assets at fair value on a non-recurring basis, primarily long-lived assets, intangible assets and goodwill, in connection with our periodic evaluations of such assets for potential impairment.

(2) Fair Value Measurements

Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. Assets and liabilities are classified using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

Level 1—Unadjusted quoted prices for identical instruments traded in active markets.

Level 2—Observable market-based inputs or unobservable inputs corroborated by market data.

Level 3—Unobservable inputs reflecting management’s estimates and assumptions.

The following table shows the Company’s financial assets that are required to be measured at fair value on a recurring basis in our Consolidated Balance Sheets (in thousands):

	Fair Value Hierarchy	December 27, 2014	December 28, 2013
Other non-current assets:
Interest rate caps	Level 2	$38	$—

The fair value of the interest rate caps are estimated using industry standard valuation models and market-based observable inputs, including interest rate curves. In addition, the fair value of the interest rate caps includes consideration of the counterparty’s non-performance risk.

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate fair value due to their short-term nature. Fair value of our debt is determined on a non-recurring basis, which results are summarized as follows (in thousands):

	Fair Value Hierarchy	December 27, 2014		December 28, 2013
		Carrying Value	Fair Value	Carrying Value	Fair Value
Total debt obligations:
Senior Secured Term Loan Facility(1)	Level 3	$93,721	$94,443	$102,500	$102,500

(1)	The fair value of long-term debt was estimated using a discounted cash flow method based on a discount rate, reflecting the applicable credit spread.

The Company estimated the fair value of debt using prevailing market rates for debt of similar remaining maturities and credit risk for our revolving and term loan facilities.

In connection with purchase accounting, the Company made estimates of the fair value of its long-lived and intangible assets based upon assumptions related to the future cash flows, discount rates and asset lives utilizing currently available information, and in some cases, valuation results from independent valuation specialists (Level 3 determination of fair value). The Company also measures certain non-financial assets at fair value on a non-recurring basis, primarily long-lived assets, intangible assets and goodwill, in connection with our periodic evaluations of such assets for potential impairment.